FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

August 4, 2023

Filed Via EDGAR (CIK #0001786958)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

 RE: Franklin Templeton Trust (Registrant)

  Franklin Onchain U.S. Government Money Fund

File Nos. 333-233596 and 811-23471

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 31, 2023.

Sincerely yours,

FRANKLIN TEMPLETON TRUST

/s/ Harris Goldblat

Harris Goldblat

Vice President and Secretary

HG/sg